Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Income Tax Expense
The following table sets forth the income tax expense of the Group for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax	5,570,012	13,105,863	4,494,818
Deferred income tax	63,253	(6,414,745)	(256,586)

	5,633,265	6,691,118	4,238,232

Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses
The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit before income tax expenses	17,909,505	23,400,178	13,013,271
Income tax calculated at the PRC statutory tax rate of 25%.	4,477,376	5,850,045	3,253,318
Tax effect of:
Differential income tax rates applicable to subsidiaries (a)(b)(c)(d)	756,392	263,707	534,154
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (g)	280,251	210,748	233,457
Expenses and losses not deductible for tax purposes (h)	262,843	245,097	265,674
Reversal of deferred tax assets recognized in prior years	3,643	381,456	62,925
Income not subject to tax	(99,378)	(19,640)	(5,971)
Effect of tax rate changes on deferred income taxes	—	(42,929)	(9,565)
Research and development tax credit	(38,680)	(39,038)	(40,121)
Utilisation of previously unrecognized deferred tax assets	(14,711)	(24,649)	(100,351)
Others (i)	5,529	(133,679)	44,712

Income tax expense	5,633,265	6,691,118	4,238,232